HEMT 2006-4
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Nov 28, 2006 15:50

Portfolio Summary
No of Loans: 9433
Total Scheduled Balance: 490,205,838.73
Avg Scheduled Balance: 51,967.12
Minimum Scheduled Balance: 2,719.26
Maximum Scheduled Balance: 341,974.48
Avg Original Balance Line: 52,721.32
Min Original Balance Line: 5,790.00
Max Original Balance Line: 350,000.00
WAC: 10.949
Net Rate: 10.422
Minimum Current Rate: 5.250
Maximum Current Rate: 16.990
Min Rem Term: 53
Max Rem term: 358
WA/Stated/Remaining Term: 189
WA Orig Term: 200
Wgt Avg LTV: 18.96
Wgt Avg Combined LTV: 95.33
Minimum Combined LTV: 17.11
Maximum Combined LTV: 100.00
CLTV > 100.00: 0.00
% in California: 28.11
% Prepay Penalties: 33.37
% Balloons: 81.75
FICO: 680
Age: 11
Max Maturity: 20360901
Min Maturity: 20110401
Max First Pay Date: 20061101
Min First Pay Date: 20000701
WA DTI: 40.36
% Fxd Rate: 100.00
% 2nds: 100.00
HEMT 2006-4
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Nov 28, 2006 15:50

% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Scheduled Balance Loans Balance Balance Age FICO Combined LTV Coupon Occupied
0.01 - 25,000.00 2,236 39,628,674.68 8.08 23 667 91.20 11.028 70.02
25,000.01 - 50,000.00 3,342 121,799,821.03 24.85 13 672 94.56 10.957 83.70
50,000.01 - 75,000.00 1,857 114,754,488.64 23.41 9 680 95.92 10.991 89.54
75,000.01 - 100,000.00 1,092 95,516,400.00 19.48 7 684 96.53 10.937 92.89
100,000.01 - 125,000.00 535 60,087,263.85 12.26 7 688 97.37 10.905 93.97
125,000.01 - 150,000.00 205 27,968,347.45 5.71 8 692 96.49 10.663 92.11
150,000.01 - 175,000.00 93 14,931,481.14 3.05 8 691 95.40 11.019 89.94
175,000.01 - 200,000.00 47 8,891,039.47 1.81 7 692 93.91 11.403 93.54
200,000.01 - 225,000.00 5 1,075,874.17 0.22 7 707 96.83 11.171 100.00
225,000.01 - 250,000.00 12 2,924,476.80 0.60 14 679 87.85 10.511 91.78
250,000.01 - 275,000.00 3 783,179.90 0.16 8 720 94.92 10.175 65.39
275,000.01 - 300,000.00 3 869,852.22 0.18 19 621 62.38 11.002 67.86
300,000.01 - 325,000.00 2 632,964.90 0.13 9 680 88.19 10.547 100.00
325,000.01 - 350,000.00 1 341,974.48 0.07 41 742 59.67 10.000 100.00
Total: 9,433 490,205,838.73 100.00 11 680 95.33 10.949 87.92
Avg: 51,967.12
Min: 2,719.26
Max: 341,974.48
% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
FICO Loans Balance Balance Age FICO Combined LTV Coupon Occupied
NA 0 2 90,089.62 0.02 44 0 90.32 11.108 0.00
1 - 500 168 5,107,023.26 1.04 46 473 86.09 11.724 94.87
501 - 525 99 2,670,154.40 0.54 45 513 88.58 11.520 93.60
526 - 550 104 2,574,261.57 0.53 46 538 90.30 11.839 91.66
551 - 575 109 2,884,007.47 0.59 43 563 87.18 11.560 96.32
576 - 600 285 11,079,125.49 2.26 18 589 94.68 11.377 98.17
601 - 625 663 28,987,942.40 5.91 11 616 95.69 11.286 97.27
626 - 650 1,426 72,820,186.93 14.86 9 639 94.50 11.194 95.36
651 - 675 1,649 92,899,768.21 18.95 8 663 95.90 11.254 92.70
676 - 700 2,001 117,926,890.07 24.06 8 688 96.76 10.833 89.24
701 - 725 1,136 64,861,577.29 13.23 10 712 96.29 10.675 81.44
726 - 750 799 42,649,583.61 8.70 11 737 94.61 10.722 75.46
751 - 775 580 28,549,393.55 5.82 12 762 93.62 10.461 73.74
776 - 800 343 14,484,827.09 2.95 14 787 93.13 10.100 73.37
801 - 825 69 2,621,007.77 0.53 20 808 91.64 9.879 74.28
Total: 9,433 490,205,838.73 100.00 11 680 95.33 10.949 87.92
Wgt Avg: 680
Min: 411
Max: 819
HEMT 2006-4
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Nov 28, 2006 15:50

% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Remaining Term Loans Balance Balance Age FICO Combined LTV Coupon Occupied
<= 60 3 203,409.19 0.04 14 706 86.71 8.973 62.82
61 - 120 35 862,238.48 0.18 47 606 85.78 11.604 100.00
121 - 180 7,933 418,817,195.48 85.44 10 681 95.74 10.956 87.85
181 - 240 563 22,649,708.27 4.62 19 645 93.80 11.049 96.13
241 - 300 83 4,804,547.51 0.98 7 719 91.03 9.547 85.84
301 - 360 816 42,868,739.80 8.75 11 685 92.87 10.984 84.41
Total: 9,433 490,205,838.73 100.00 11 680 95.33 10.949 87.92
Wgt Avg: 189
Min: 53
Max: 358
% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Property Type Loans Balance Balance Age FICO Combined LTV Coupon Occupied
2-4 Family 904 60,843,963.44 12.41 9 699 95.31 11.469 77.68
Condo 840 40,278,785.88 8.22 9 690 96.31 11.019 81.58
Co-op 4 150,555.98 0.03 7 714 89.51 9.479 100.00
Manufactured Housing 6 117,240.93 0.02 45 654 95.60 11.285 100.00
PUD 1,539 80,447,219.13 16.41 11 686 95.57 11.028 83.44
Single Family Residence 6,114 307,206,497.24 62.67 11 674 95.15 10.814 91.93
Town House 26 1,161,576.13 0.24 14 683 95.52 11.873 89.87
Total: 9,433 490,205,838.73 100.00 11 680 95.33 10.949 87.92
% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Occupancy Status Loans Balance Balance Age FICO Combined LTV Coupon Occupied
Investment 1,323 45,610,355.98 9.30 12 709 91.35 12.258 0.00
Primary 7,820 430,986,524.26 87.92 11 676 95.83 10.800 100.00
Secondary 290 13,608,958.49 2.78 10 713 92.86 11.304 0.00
Total: 9,433 490,205,838.73 100.00 11 680 95.33 10.949 87.92
HEMT 2006-4
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Nov 28, 2006 15:50

% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Purpose Loans Balance Balance Age FICO Combined LTV Coupon Occupied
Construction 1 20,038.58 0.00 42 742 86.59 7.500 100.00
Investment 1 79,521.84 0.02 11 643 80.00 9.200 100.00
Purchase 6,757 350,546,311.32 71.51 10 687 96.77 11.115 85.42
Refinance - Cash Out 1,920 108,219,246.87 22.08 11 661 91.85 10.600 94.82
Refinance - Other 19 1,222,750.07 0.25 10 685 80.74 9.082 95.37
Refinance - Rate/Term 735 30,117,970.05 6.14 13 666 91.75 10.355 91.90
Total: 9,433 490,205,838.73 100.00 11 680 95.33 10.949 87.92
% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Combined LTV - Given Loans Balance Balance Age FICO Combined LTV Coupon Occupied
<= 50.00 73 2,586,948.86 0.53 28 658 40.73 10.087 84.83
50.01 - 60.00 128 4,566,258.79 0.93 38 657 55.49 10.212 93.88
60.01 - 70.00 144 6,492,472.03 1.32 30 655 64.77 9.798 95.66
70.01 - 80.00 322 17,265,230.43 3.52 18 676 77.05 9.523 79.08
80.01 - 90.00 1,771 70,344,057.40 14.35 12 684 88.68 10.588 69.06
90.01 - 95.00 1,927 88,581,186.93 18.07 11 691 94.63 11.187 68.39
95.01 - 100.00 5,068 300,369,684.29 61.27 9 677 99.89 11.089 98.37
Total: 9,433 490,205,838.73 100.00 11 680 95.33 10.949 87.92
Wgt Avg: 95.33
Min: 17.11
Max: 100.00
HEMT 2006-4
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Nov 28, 2006 15:50

% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
State Loans Balance Balance Age FICO Combined LTV Coupon Occupied
Alabama 57 1,690,382.26 0.34 16 669 92.87 11.147 76.52
Alaska 26 1,244,673.89 0.25 10 666 95.52 11.040 83.60
Arizona 428 19,378,585.79 3.95 9 685 94.44 11.213 82.01
Arkansas 10 303,036.02 0.06 9 729 95.78 11.178 41.39
California 1,650 137,810,523.57 28.11 9 685 95.96 10.543 94.24
Colorado 219 8,933,547.13 1.82 17 683 95.30 11.029 77.96
Connecticut 100 5,204,575.91 1.06 9 665 93.82 11.074 92.97
Delaware 28 1,436,164.83 0.29 7 682 97.39 10.934 91.10
District of Columbia 13 932,368.82 0.19 8 684 98.75 11.072 91.49
Florida 1,155 54,747,218.71 11.17 9 676 95.80 11.274 80.57
Georgia 271 9,385,069.00 1.91 12 669 96.48 11.194 80.47
Hawaii 20 1,666,510.09 0.34 13 717 95.02 10.044 97.52
Idaho 61 1,952,436.53 0.40 15 681 94.41 11.374 70.02
Illinois 314 13,240,172.23 2.70 10 682 96.60 11.030 88.40
Indiana 68 1,591,562.60 0.32 21 664 95.63 11.437 82.97
Iowa 27 614,897.52 0.13 18 675 93.78 10.594 94.36
Kansas 45 1,374,168.51 0.28 15 667 94.47 10.734 87.70
Kentucky 38 976,693.40 0.20 28 652 95.50 11.304 91.18
Louisiana 45 1,059,039.03 0.22 17 655 92.07 11.569 82.95
Maine 3 114,050.26 0.02 18 661 90.48 11.698 100.00
Maryland 248 15,893,226.58 3.24 8 679 96.89 11.260 95.48
Massachusetts 129 8,110,758.40 1.65 8 696 93.45 11.016 92.09
Michigan 344 12,393,532.52 2.53 9 661 95.99 10.973 96.26
Minnesota 135 6,206,936.18 1.27 10 688 95.60 10.673 78.53
Mississippi 33 980,325.06 0.20 9 664 97.33 11.791 80.21
Missouri 127 3,697,600.54 0.75 16 666 94.68 10.753 85.06
Montana 11 341,887.34 0.07 13 658 93.89 10.401 100.00
Nebraska 15 350,556.36 0.07 20 639 96.63 11.157 83.85
Nevada 448 24,664,246.46 5.03 9 686 95.47 11.281 81.47
New Hampshire 20 1,121,868.00 0.23 11 689 95.23 11.783 79.15
New Jersey 439 26,318,914.21 5.37 9 683 95.03 11.446 88.12
New Mexico 39 1,218,591.86 0.25 9 689 94.66 11.435 70.04
New York 476 38,620,782.09 7.88 10 692 92.47 10.902 88.08
North Carolina 197 5,857,187.45 1.19 19 670 95.04 11.287 77.95
North Dakota 3 98,831.11 0.02 7 696 100.00 11.177 100.00
Ohio 157 4,552,388.29 0.93 20 655 95.75 11.146 87.46
Oklahoma 56 1,443,073.61 0.29 15 664 96.26 10.586 83.72
Oregon 155 6,422,020.33 1.31 15 688 92.95 10.493 80.73
Pennsylvania 199 5,856,595.78 1.19 13 670 93.78 11.230 85.93
Rhode Island 33 1,923,307.91 0.39 7 678 95.03 11.061 97.06
South Carolina 105 3,717,003.71 0.76 11 694 94.14 11.438 62.26
South Dakota 5 241,179.80 0.05 6 657 97.58 11.443 92.81
Tennessee 94 2,391,019.23 0.49 22 644 95.74 10.013 82.60
Texas 677 19,337,624.31 3.94 21 651 95.29 10.742 87.63
Utah 125 4,361,622.56 0.89 13 684 95.35 11.086 73.31
Vermont 7 202,633.98 0.04 7 639 98.03 11.062 100.00
Virginia 294 17,150,526.60 3.50 9 683 96.22 11.409 90.87
Washington 213 10,573,970.69 2.16 14 670 95.35 10.607 94.23
Continued...
HEMT 2006-4
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Nov 28, 2006 15:50

...continued
% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
State Loans Balance Balance Age FICO Combined LTV Coupon Occupied
West Virginia 9 305,773.03 0.06 13 703 97.19 10.502 59.61
Wisconsin 44 1,591,305.34 0.32 13 673 95.04 11.098 89.37
Wyoming 18 604,873.30 0.12 8 720 96.65 11.185 72.87
Total: 9,433 490,205,838.73 100.00 11 680 95.33 10.949 87.92
% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Documentation Type Loans Balance Balance Age FICO Combined LTV Coupon Occupied
Full/Alt 2,808 110,800,770.47 22.60 16 659 94.64 10.244 90.51
NINA 651 30,690,909.32 6.26 10 718 90.75 10.785 83.20
Reduced 4,882 295,561,589.00 60.29 8 684 96.23 11.131 87.12
Stated/Stated 1,092 53,152,569.94 10.84 13 678 94.47 11.505 89.71
Total: 9,433 490,205,838.73 100.00 11 680 95.33 10.949 87.92
HEMT 2006-4
Credit Suisse Securities, LLC
Disclaimer: The analyses, calculations, and valuations herein are based on certain assumptions and data provided by third parties which may vary from the actual characteristics of the pool. Credit Suisse Securities, LLC makes no representation that such analyses or calculations are accurate or that such valuations represent levels where actual trades may occur. Investors should rely on the information contained in or filed in connection with the prospectus / prospectus supplement.
Nov 28, 2006 15:50

% of
Aggregate Loans by Weighted Weighted Weighted Weighted %
No of Scheduled Scheduled Average Average Average Average Owner
Current Rate Loans Balance Balance Age FICO Combined LTV Coupon Occupied
5.001 - 5.500 3 102,612.84 0.02 10 728 78.65 5.395 0.00
5.501 - 6.000 9 401,087.48 0.08 13 763 76.63 5.789 72.08
6.001 - 6.500 31 1,326,743.63 0.27 18 735 78.02 6.317 52.15
6.501 - 7.000 74 2,444,283.82 0.50 33 743 85.52 6.854 91.88
7.001 - 7.500 140 4,559,527.08 0.93 33 745 85.56 7.347 100.00
7.501 - 8.000 223 8,323,954.26 1.70 23 722 86.29 7.843 97.45
8.001 - 8.500 268 12,316,565.08 2.51 16 703 88.77 8.354 92.63
8.501 - 9.000 462 24,775,195.48 5.05 13 699 91.61 8.858 92.85
9.001 - 9.500 601 34,816,203.90 7.10 10 690 94.78 9.346 94.80
9.501 - 10.000 1,085 57,960,644.22 11.82 10 683 95.65 9.854 94.95
10.001 - 10.500 866 50,754,534.21 10.35 9 680 95.49 10.364 93.94
10.501 - 11.000 1,116 63,013,438.15 12.85 9 674 96.08 10.849 93.99
11.001 - 11.500 971 54,570,454.96 11.13 8 677 97.31 11.341 92.48
11.501 - 12.000 1,143 59,297,490.67 12.10 11 668 96.52 11.847 89.02
12.001 - 12.500 787 43,251,795.55 8.82 9 670 96.90 12.286 87.25
12.501 - 13.000 753 31,627,478.20 6.45 14 665 96.39 12.843 77.95
13.001 - 13.500 404 19,445,212.21 3.97 8 680 96.77 13.335 57.68
13.501 - 14.000 447 19,296,254.35 3.94 10 688 95.17 13.757 41.74
14.001 - 14.500 37 1,438,662.63 0.29 24 618 90.33 14.365 46.77
14.501 - 15.000 6 170,569.56 0.03 33 599 93.62 14.761 56.66
15.001 - 15.500 3 102,664.48 0.02 27 605 91.96 15.423 35.77
15.501 - 16.000 1 12,700.15 0.00 47 672 100.00 15.750 100.00
16.501 - 17.000 3 197,765.82 0.04 7 666 90.00 16.876 0.00
Total: 9,433 490,205,838.73 100.00 11 680 95.33 10.949 87.92
Wgt Avg: 10.949
Min: 5.250
Max: 16.990